Segment Disclosures - Analysis of Results by Operating Segment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue	[1]	$ 32,567,000,000	$ 36,417,000,000	$ 29,106,000,000
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		221,000,000	168,000,000	104,000,000
Alaska Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		5,483,000,000	5,740,000,000	4,224,000,000
Lower 48 Segment [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		15,514,000,000	17,029,000,000	12,968,000,000
Lower 48 Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		15,468,000,000	16,989,000,000	12,964,000,000
Lower 48 Segment [Member] | Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		(46,000,000)	(40,000,000)	(4,000,000)
Canada Segment [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		2,910,000,000	3,184,000,000	3,178,000,000
Canada Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		1,769,000,000	2,024,000,000	2,619,000,000
Canada Segment [Member] | Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		(1,141,000,000)	(1,160,000,000)	(559,000,000)
Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		5,101,000,000	6,635,000,000	5,181,000,000
Asia Pacific and Middle East [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		4,525,000,000	4,861,000,000	4,014,000,000
Other International Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		$ 0	$ 0	$ 0

[1]	Sales and other operating revenues are attributable to countries based on the location of the selling operation.